[LOGO OF EATON VANCE APPEARS HERE]
Investing for the 21st Century


                                           [PHOTO OF THE U.S. FLAG APPEARS HERE]



Annual Report December 31, 1997



                                  EATON VANCE

[PHOTO OF STATUE OF                COMBINED
 LIBERTY APPEARS HERE]
                                     MONEY
                                                            Cash Management Fund
                                 MARKET FUNDS

                                    REPORT


                                                             Liquid Assets Trust


                     Global Management-Global Distribution


                                                               Money Market Fund
[PHOTO OF COLUMNS
 APPEARS HERE]

EV Money Market Funds as of December 31, 1997

INVESTMENT UPDATE

[PHOTO OF M. DOZIER GARDNER APPEARS HERE]

M. Dozier Gardner,
President


Investment Environment
-------------------------------------------------------------------------------
   The Economy

 .  1997 was a very good year for the U.S. economy, with gross domestic product
   (GDP) increasing at a 3.8% rate. This exceeded the 2%-2.5% forecasted at the beginning of the year.

 . Inflation was very low. The Consumer Price Index declined to 1.7% from 3.3% in 1996, while wholesale prices fell by 1.2%, the largest decline since 1986.

 . The growing economy continued to generate new jobs at a healthy rate, and unemployment remained low throughout the year, dropping to 4.7% in December from 5.4% in January.

 . The combination of continued economic growth, low unemployment, and declining inflation has been unusual. Many economists, including Federal Reserve Chairman Alan Greenspan, attribute it to increasing global competition and higher productivity brought on by advances in technology.

   The Market

 . Interest rates rose in the first quarter as a result of stronger-than-expected economic growth and a continued decline in the unemployment rate. The Federal Reserve raised the Fed Funds rate 0.25% to 5.5% in March, resulting in a corresponding increase in 60-day commercial paper rates (see chart).

 . Declining federal budget deficits and falling inflation combined to produce a decline in long-term interest rates during the remainder of the year. Commercial paper rates remained stable in the middle part of the year, rising in the final quarter.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

The Portfolio
--------------------------------------------------------------------------------

   About The Portfolio

 .  The Portfolio continues to invest only in securities of the highest quality.
   Each of its commercial paper holdings has been given the top credit rating by at least two nationally recognized statistical rating organizations.

 . 60-day commercial paper is a commonly used liquid investment for money market funds. On average, approximately 80% of the assets of the Eaton Vance Money Market Portfolio is invested in high-quality commercial paper.

 . The Portfolio also invests in U.S. Government agency securities, which are not rated officially but are considered to be of high quality.*

 . On average, the Portfolio's investments have maturities ranging between 30 and 40 days.

                           [LINE GRAPH APPEARS HERE]

                    60 Day Commercial Paper Rates In 1997

                       1.1.97        5.37
                                     5.33
                                     5.32
                                     5.33
                                     5.33
                                     5.31
                                     5.28
                                     5.26
                                     5.32
                                     5.33
                                     5.34
                                     5.48
                                     5.58
                                     5.55
                                     5.54
                                     5.55
                                     5.57
                                     5.57
                                     5.59
                                     5.59
                                     5.55
                                     5.57
                                     5.56
                                     5.55
                                     5.56
                                     5.55
                                     5.53
                                     5.49
                                      5.5
                                     5.48
                                      5.5
                                      5.5
                                     5.51
                                      5.5
                                     5.52
                                     5.51
                                     5.51
                                     5.51
                                     5.52
                                     5.51
                                     5.52
                                     5.51
                                     5.55
                                     5.57
                                     5.58
                                     5.66
                                     5.66
                                     5.71
                                     5.76
                                     5.74
                                     5.78
                      12.31.97       5.79

--------------------------------------------------------------------------------
* An investment in one of the Portfolio's money market funds is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

EV Money Market Funds as of December 31, 1997

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of December 31, 1997

                                                                       Cash             Liquid          Money
                                                                  Management Fund     Assets Fund     Market Fund
-----------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------
Investment in Cash Management Portfolio, at value (Note 1A)       $146,829,175        $ 13,148,390        $ 23,762,638
Receivable for Fund shares sold                                      1,206,136                 334             129,748
Receivable from the Administrator (Note 4)                                  --                  --              22,883
Deferred organization expenses (Note 1D)                                    --                  --              15,635
-----------------------------------------------------------------------------------------------------------------------
Total assets                                                      $148,035,311        $ 13,148,724        $ 23,930,904
-----------------------------------------------------------------------------------------------------------------------


Liabilities
-----------------------------------------------------------------------------------------------------------------------
Dividends payable                                                 $    137,420        $      9,335        $     11,210
Payable for Fund shares redeemed                                     1,146,930             118,383              97,126
Payable to affiliate for Trustees' fees (Note 4)                           438                  46                  46
Accrued expenses                                                         7,279              20,233              13,820
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 $  1,292,067        $    147,997        $    122,202
-----------------------------------------------------------------------------------------------------------------------
Net Assets (represented by paid-in capital)                       $146,743,244        $ 13,000,727        $ 23,808,702
-----------------------------------------------------------------------------------------------------------------------


Shares of Beneficial Interest Outstanding (Note 3)
-----------------------------------------------------------------------------------------------------------------------
                                                                   146,743,244          13,000,727          23,808,702
-----------------------------------------------------------------------------------------------------------------------


Net Asset Value, Offering and Redemption
Price Per Share (Note 6)
-----------------------------------------------------------------------------------------------------------------------
(Net assets / shares of beneficial interest outstanding)          $       1.00        $       1.00        $       1.00
-----------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Money Market Funds as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended December 31, 1997


                                                                        Cash                Liquid             Money
                                                                    Management Fund       Assets Fund        Market Fund
------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
------------------------------------------------------------------------------------------------------------------------------
Interest income allocated from Portfolio                             $ 5,602,128         $   897,747         $ 1,548,404
Expenses allocated from Portfolio                                       (599,796)            (96,493)           (165,828)
------------------------------------------------------------------------------------------------------------------------------
Net investment income from Portfolio                                 $ 5,002,332         $   801,254         $ 1,382,576
------------------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------------------
Compensation of Trustees not members of the Administrator's
    organization (Note 4)                                            $     2,487         $       169         $       170
Distribution and service fees (Note 5)                                        --              40,353             243,735
Transfer and dividend disbursing agent fees                              101,642              17,281              26,197
Custodian fee                                                             11,879               5,760               4,465
Legal and accounting services                                             14,450              13,889              13,952
Registration fees                                                         34,453              32,767              34,664
Amortization of organization expenses (Note 1D)                               --                  --               6,961
Printing and postage                                                      15,107               4,213               5,941
Miscellaneous                                                              5,107               7,280               3,706
------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                       $   185,125         $   121,712         $   339,791
------------------------------------------------------------------------------------------------------------------------------
Deduct --
    Allocation of expenses to the Administrator (Note 4)             $        --         $        --         $    22,883
------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                             $        --         $        --         $    22,883
------------------------------------------------------------------------------------------------------------------------------

Net expenses                                                         $   185,125         $   121,712         $   316,908
------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                $ 4,817,207         $   679,542         $ 1,065,668
------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Money Market Funds as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended December 31, 1997

                                                                             Cash                Liquid              Money
Increase (Decrease) in Net Assets                                       Management Fund        Assets Fund        Market Fund
-------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                                $   4,817,207       $     679,542       $   1,065,668
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
    From net investment income                                           $  (4,817,207)      $    (679,542)      $  (1,065,668)
-------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest (Note 3) --
    Proceeds from sale of shares                                         $ 553,471,378       $     138,284       $ 224,831,973
    Net asset value of shares issued to shareholders in payment
       of distributions declared                                             2,926,310             394,175             646,729
    Cost of shares redeemed                                               (561,345,354)         (7,442,068)       (232,920,194)
-------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets from Fund share transactions                  $  (4,947,666)      $  (6,909,609)      $  (7,441,492)
-------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                               $  (4,947,666)      $  (6,909,609)      $  (7,441,492)
-------------------------------------------------------------------------------------------------------------------------------


Net Assets
-------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                                     $ 151,690,910       $  19,910,336       $  31,250,194
-------------------------------------------------------------------------------------------------------------------------------
At end of year                                                           $ 146,743,244       $  13,000,727       $  23,808,702
-------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Money Market Funds as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended December 31, 1996

                                                                               Cash              Liquid             Money
Increase (Decrease) in Net Assets                                         Management Fund      Assets Fund       Market Fund
------------------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                                                $   6,465,054      $   1,072,334      $     918,209
------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 2) --
     From net investment income                                           $  (6,465,054)     $  (1,072,334)     $    (918,209)
------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest (Note 3) --
     Proceeds from sale of shares                                         $ 614,892,840      $      49,292      $ 474,121,094
     Net asset value of shares issued to shareholders in
       payment of distributions declared                                      4,425,531            660,755            490,977
     Cost of shares redeemed                                               (622,878,579)       (14,825,975)      (456,313,118)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions        $  (3,560,208)     $ (14,115,928)     $  18,298,953
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                                     $  (3,560,208)     $ (14,115,928)     $  18,298,953
------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                                      $ 155,251,118      $  34,026,264      $  12,951,241
------------------------------------------------------------------------------------------------------------------------------
At end of year                                                            $ 151,690,910      $  19,910,336      $  31,250,194
------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Money Market Funds as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                                                                         Cash Management Fund
                                                                  -----------------------------------------------------------------
                                                                                         Year Ended December 31,
                                                                  -----------------------------------------------------------------
                                                                  1997          1996          1995          1994           1993
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                           $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------------

Income from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          $   0.0478    $   0.0470    $   0.0522    $   0.0345    $   0.0251
------------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                     $  (0.0478)   $  (0.0470)   $  (0.0522)   $  (0.0345)   $  (0.0251)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                                 $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                                    4.89%         4.82%         5.35%         3.49%         2.54%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000 omitted)                          $  146,743    $  151,691    $  155,251    $  111,622    $  112,200
Ratio of expenses to average daily net assets/(2)/                   0.78%         0.74%         0.74%         0.84%         0.67%
Ratio of net investment income to average daily net assets           4.79%         4.70%         5.22%         3.40%         2.51%
------------------------------------------------------------------------------------------------------------------------------------

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the ex-date.

/(2)/ Includes the Fund's share of the Portfolio's allocated expenses for the period while the Fund was investing directly in the Portfolio.

                       See notes to financial statements

EV Money Market Funds as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                               Liquid Assets Fund
                                              -----------------------------------------------------------------------------------
                                                                     Year Ended December 31,                          Year Ended
                                              --------------------------------------------------------------------    March 31,
                                                 1997         1996          1995          1994           1993*        1993++
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period        $     1.00    $    1.00    $     1.00    $     1.00     $     1.00     $     1.00
---------------------------------------------------------------------------------------------------------------------------------


Income from operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                         $   0.0420    $  0.0432    $   0.0505    $   0.0328     $   0.0113     $   0.0217
---------------------------------------------------------------------------------------------------------------------------------


Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                    $  (0.0420)   $ (0.0432)   $  (0.0505)   $  (0.0328)    $  (0.0113)    $  (0.0217)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period              $     1.00    $    1.00    $     1.00    $     1.00     $     1.00     $     1.00
---------------------------------------------------------------------------------------------------------------------------------

Total Return /(1)/                                  4.29%        4.41%         5.16%         3.29%          1.14%          2.35%
---------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)       $   13,001    $  19,910    $   34,026    $  118,599     $   10,566     $   18,553
Ratio of net expenses to average daily
     net assets /(2)/                               1.35%        1.13%         0.91%         0.94%          1.49%+         0.92%
Ratio of net investment income to average
     daily net assets                               4.21%        4.31%         5.11%         3.55%          1.66%+         2.33%
---------------------------------------------------------------------------------------------------------------------------------

+ For the periods presented below, the operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:


Ratios (As a percentage of
     average daily net assets):
     Expenses /(2)/                                   --           --            --            --           1.80%+         1.42%
     Net investment income                            --           --            --            --           1.35%+         1.85%
Net investment income per share                       --           --            --            --     $   0.0092     $   0.0171
---------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

++    Audited by the Fund's previous auditors.

* For the nine months ended December 31, 1993. The Liquid Assets Fund changed its fiscal year end from March 31 to December 31, effective December 31, 1993.

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the ex-date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of the Portfolio's allocated expenses for the period while the Fund was investing directly in the Portfolio.

                       See notes to financial statements

EV Money Market Funds as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                                 Money Market Fund
                                                                                   --------------------------------------------
                                                                                               Year Ended December 31,
                                                                                   --------------------------------------------
                                                                                      1997            1996          1995*
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                             $     1.00      $     1.00     $     1.00
-------------------------------------------------------------------------------------------------------------------------------


Income from operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $   0.0381      $   0.0370     $   0.0312
-------------------------------------------------------------------------------------------------------------------------------


Less distributions
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                         $  (0.0381)     $  (0.0370)    $  (0.0312)
-------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                                                   $     1.00      $     1.00     $     1.00
-------------------------------------------------------------------------------------------------------------------------------

Total Return /(1)/                                                                       3.88%           3.77%          3.17%
-------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data++
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                            $   23,809      $   31,250     $   12,951
Ratio of net expenses to average daily net assets /(2)/                                  1.73%           1.73%          1.68%+
Ratio of net investment income to average daily net assets                               3.83%           3.70%          4.19%+
-------------------------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
     Expenses /(2)/                                                                      1.82%           1.76%          1.85%+
     Net investment income                                                               3.74%           3.66%          4.03%+
Net investment income per share                                                    $   0.0372      $   0.0367     $   0.0300
-------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

* For the period from the start of business, April 5, 1995, to December 31, 1995.

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of the Portfolio's allocated expenses for the period while the Fund was investing directly in the Portfolio.

                       See notes to financial statements

EV Money Market Funds as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Eaton Vance Mutual Funds Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as amended (1940 Act), as an open-end management investment company. The Trust presently consists of fifteen Series, three of which are included in these financial statements. They include Eaton Vance Cash Management Fund ("Cash Management Fund"), Eaton Vance Liquid Assets Fund ("Liquid Assets Fund") and Eaton Vance Money Market Fund ("Money Market Fund") (individually, the "Fund", collectively the "Funds") each of which is registered under the 1940 Act, as diversified, open-end management investment companies seeking high income consistent with the preservation of capital and maintenance of liquidity.

   The Funds invest all of their investable assets in interests in the Cash Management Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Funds. The value of each Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (79.9% for Cash Management Fund, 7.1% for Liquid Assets Fund and 13.0% for Money Market Fund at December 31, 1997). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuation -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B Income -- The Funds' net investment income consists of the Funds' pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

   C Federal Taxes -- The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1997, Liquid Assets Fund, for federal income tax purposes, had a capital loss carryover of $6,926, which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income. Such capital loss carryover will expire on December 31, 2001.

   D Deferred Organization Expenses -- Costs incurred by the Money Market Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

   E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F Other -- Investment transactions are accounted for on a trade date basis.

2  Distributions to Shareholders
   -----------------------------------------------------------------------------
   The net investment income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are paid monthly. Dividends are paid in the form of additional shares or, at the election of the shareholder, in cash.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EV Money Market Funds as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


3  Shares of Beneficial Interest
   ---------------------------------------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, with no par value. Transactions in Fund shares were as follows:


                                              Cash Management Fund
                                        -----------------------------------
                                              Year Ended December 31,
                                        -----------------------------------
                                            1997                  1996
                                        -----------------------------------
       Sales                            553,471,378           614,892,840
       Issued to shareholders electing
         to receive payments of
         distributions in Fund shares     2,926,310             4,425,531
       Redemptions                     (561,345,354)         (622,878,579)
     ----------------------------------------------------------------------
       Net decrease                      (4,947,666)           (3,560,208)
     ----------------------------------------------------------------------


                                                Liquid Assets Fund
                                        -----------------------------------
                                              Year Ended December 31,
                                        -----------------------------------
                                              1997                1996
                                        -----------------------------------
       Sales                                138,284                49,292
       Issued to shareholders electing
         to receive payments of
         distributions in Fund shares       394,175               660,755

       Redemptions                       (7,442,068)          (14,825,975)
     ----------------------------------------------------------------------
       Net decrease                      (6,909,609)          (14,115,928)
     ----------------------------------------------------------------------

                                                Money Market Fund
                                        -----------------------------------
                                              Year Ended December 31,
                                        -----------------------------------
                                            1997                 1996
                                        -----------------------------------
       Sales                            224,831,973           474,121,094
       Issued to shareholders electing
         to receive payments of
         distributions in Fund shares       646,729               490,977
       Redemptions                     (232,920,194)         (456,313,118)
      ----------------------------------------------------------------------
       Net increase (decrease)           (7,441,492)           18,298,953
      ----------------------------------------------------------------------

4  Transactions with Affiliates
   -----------------------------------------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Funds, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Money Market Fund for the year ended December 31, 1997, $22,883 of expenses related to the operation of the Fund were allocated to EVM. Except as to Trustees of the Funds and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of such investment adviser fee. Certain of the officers and Trustees of the Funds and Portfolio are officers and directors/trustees of the above organizations (Note 5).

5  Distribution Plan
   -----------------------------------------------------------------------------
   Money Market Fund and Liquid Assets Fund have adopted distribution plans (individually the "Plan" and collectively the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plan for Money Market Fund requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 0.75% of the Fund's average daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges. The Plan for Liquid Assets Fund does not provide for annual payments to EVD for providing such services and facilities, however the Plan does require the Fund to calculate outstanding Uncovered Distribution Charges. Each Fund's balance of Uncovered Distribution Charges is equivalent to the sum of (i) 6.25% (5% for Liquid Assets Fund) of the aggregate amount received by the Fund for share sold plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. For the year ended December 31, 1997, Money Market Fund paid $209,055 to EVD, representing 0.75% of the Fund's average daily net assets. At December 31, 1997, the amount of Uncovered Distribution Charges of EVD calculated under the Plan for Money Market Fund and Liquid Assets Fund were approximately $3,974,000 and $2,186,000, respectively.

EV Money Market Funds as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


   In addition, the Plan authorized the Funds to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets. The Trustees of the Funds had initially implemented the Plans by authorizing the Funds to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.15% (0.25% for Liquid Assets Fund) per annum of each Fund's average daily net assets based on the value of the Fund shares sold by such persons and remaining outstanding for at least one year. For the year ended December 31, 1997, Money Market Fund and Liquid Assets Fund paid service fees to EVD and Authorized Firms in the amount of $34,680 and $40,353 respectively. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms were separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

   Certain of the officers and Trustees of the Funds are officers or directors of EVD.

6  Contingent Deferred Sales Charge
   ----------------------------------------------------------------------------
   A contingent deferred sales charges (CDSC) is imposed on any redemption of shares from either Money Market Fund or Liquid Assets Fund made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at rates that begin 5% in the case of redemptions in the first and second year after purchase, declining one percentage point subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $257,000 and $49,000 of CDSC paid by shareholders for the year ended December 31, 1997 for the Money Market Fund and Liquid Assets Fund, respectively.

7  Investment Transactions
   ----------------------------------------------------------------------------
   Increases and decreases in the Funds' investment in the Portfolio for the year ended December 31, 1997 were as follows:

    Cash Management Fund
   ---------------------------------------------------------------------------
    Increases                                                     $556,548,113
    Decreases                                                      565,176,682

    Liquid Assets Fund
   ---------------------------------------------------------------------------
    Increases                                                     $  173,430
    Decreases                                                      7,825,713

    Money Market Fund
   ---------------------------------------------------------------------------
    Increases                                                     $234,991,617
    Decreases                                                      233,816,627

EV Money Market Funds as of December 31, 1997

REPORT OF INDEPENDENT ACCOUNTANTS




To the Trustees and Shareholders
of Eaton Vance Mutual Funds Trust:
-------------------------------------------------------------------------------
We have audited the accompanying statements of assets and liabilities of Eaton Vance Cash Management Fund, Eaton Vance Liquid Assets Fund, and Eaton Vance Money Market Fund (certain of the series constituting Eaton Vance Mutual Funds Trust) as of December 31, 1997, and the related statements of operations for year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each period indicated on the statements herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned series of Eaton Vance Mutual Funds Trust as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for the two years in the period then ended and their financial highlights for each of the periods indicated on the statements herein, in conformity with generally accepted accounting principles.

                                  COOPERS & LYBRAND L.L.P.
                                  Boston, Massachusetts
                                  February 6, 1998

Cash Management Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS


Commercial Paper -- 48.2%

Ratings (Unaudited)
----------------------  Principal
                        Amount
            Standard    (000's
Moody's     & Poor's    omitted)      Security                          Value
-----------------------------------------------------------------------------------------
Agricultural Services -- 1.3%
-----------------------------------------------------------------------------------------
 P-1         A-1+       $  2,500      Cargill, Inc., 5.65%, 3/23/98     $     2,468,219
-----------------------------------------------------------------------------------------
                                                                        $     2,468,219
-----------------------------------------------------------------------------------------

Banking and Finance -- 19.6%
-----------------------------------------------------------------------------------------
 P-1         A-1        $  2,500      American Express Credit Corp.,
                                      5.83%, 1/7/98                     $     2,497,571
 P-1         A-1+          1,400      Asset Securitization Coop.
                                      Corp., 5.61%, 1/8/98/(1)/               1,398,473
 P-1         A-1+          2,000      Asset Securitization Coop.
                                      Corp., 5.73%, 2/26/98/(1)/              1,982,173
 P-1         A-1+          2,700      Associates Corp. of No.
                                      America, 5.66%, 2/11/98                 2,682,595
 P-1         A-1+          1,600      Associates Corp. of No.
                                      America, 5.68%, 2/13/98                 1,589,145
 P-1         A-1+          2,900      Central Corporate Credit
                                      Union, 5.90%, 1/12/98                   2,894,772
 P-1         A-1+          2,000      CIESCO, 5.60%, 1/30/98                  1,990,978
 P-1         A-1+          2,000      CIESCO, 5.65%, 2/10/98                  1,987,445
 P-1         A-1+          2,500      CIT Group Holdings, Inc.,
                                      5.83%, 1/21/98                          2,491,903
 P-1         A-1+          2,500      Corporate Asset Funding Co.,
                                      5.77%, 2/13/98                          2,482,770
 P-1         A-1           2,000      Corporate Receivables Corp.,
                                      5.875%, 1/14/98(2)                      1,995,757
 P-1         A-1+          2,000      CXC, Inc., 5.73%, 1/16/98/(1)/          1,995,225
 P-1         A-1+          1,500      Delaware Funding Corp.,
                                      5.63%, 1/15/98/(1)/                     1,496,716
 P-1         A-1+          1,000      Delaware Funding Corp.,
                                      5.90%, 1/30/98/(2)/                       995,247
 P-1         A-1+          4,000      Norwest Financial, Inc.,
                                      5.53%, 2/12/98                          3,974,193
 P-1         A-1+          3,500      U.S. Central Credit Union,
                                      5.75%, 2/17/98                          3,473,726
-----------------------------------------------------------------------------------------
                                                                        $    35,928,689
-----------------------------------------------------------------------------------------

Business Products and Services -- 1.3%
-----------------------------------------------------------------------------------------
 P-1         A-1+       $  2,300      Pitney Bowes Credit Corp.,
                                      5.85%, 1/21/98                    $     2,292,525
-----------------------------------------------------------------------------------------
                                                                        $     2,292,525
-----------------------------------------------------------------------------------------

Chemicals -- 1.4%
-----------------------------------------------------------------------------------------
 P-1         A-1+       $    630      E.I. Dupont de Nemours & Co.,
                                      5.51%, 1/12/98                    $       628,940
 P-1         A-1+          2,000      E.I. Dupont de Nemours & Co.,
                                      5.73%, 2/6/98/(2)/                      1,988,540
-----------------------------------------------------------------------------------------
                                                                        $     2,617,480
-----------------------------------------------------------------------------------------

Communications Equipment -- 3.3%
-----------------------------------------------------------------------------------------
 P-1         A-1+       $  2,000      Ameritech Corp.,
                                      5.55%, 1/26/98/(1)/               $     1,992,291
 P-1         A-1+          1,700      Ameritech Corp.,
                                      5.72%, 2/4/98/(1)/                      1,690,816
 P-1         A-1+          2,500      AT&T Corp., 5.65%, 3/27/98              2,466,649
-----------------------------------------------------------------------------------------
                                                                        $     6,149,756
-----------------------------------------------------------------------------------------

Electric Utilities -- 2.9%
-----------------------------------------------------------------------------------------
 P-1         A-1+       $  2,800      National Rural Utilities Coop.
                                      Finance Corp., 5.58%, 1/15/98     $     2,793,924
 P-1         A-1+          2,500      Teco Finance, Inc.,
                                      5.72%, 2/18/98/(1)/                     2,480,933
-----------------------------------------------------------------------------------------
                                                                        $     5,274,857
-----------------------------------------------------------------------------------------

Electrical and Electronic Equipment -- 3.6%
-----------------------------------------------------------------------------------------
 P-1         A-1+       $  2,000      General Electric Capital
                                      Corp., 5.69%, 2/20/98             $     1,984,194
 P-1         A-1+          1,500      General Electric Capital
                                      Corp., 5.70%, 1/28/98                   1,493,588
 P-1         A-1+          1,400      General Electric Capital
                                      Corp., 5.70%, 3/20/98                   1,382,710
 P-1         A-1+          1,765      Motorola Credit Corp.,
                                      5.70%, 2/24/98                          1,749,909
-----------------------------------------------------------------------------------------
                                                                        $     6,610,401
-----------------------------------------------------------------------------------------

                       See notes to financial statements

Cash Management Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Ratings (Unaudited)
----------------------  Principal
                        Amount
            Standard    (000's
Moody's     & Poor's    omitted)      Security                          Value
-----------------------------------------------------------------------------------------
Food and Beverages -- 2.2%
-----------------------------------------------------------------------------------------
 P-1         A-1+       $  4,100      Coca-Cola Co.,
                                      5.51%, 1/12/98/(1)/               $     4,093,097
-----------------------------------------------------------------------------------------
                                                                        $     4,093,097
-----------------------------------------------------------------------------------------

Household Products -- 0.8%
-----------------------------------------------------------------------------------------
 P-1         A-1+       $  1,460      Procter & Gamble Co.,
                                      5.70%, 3/11/98                    $     1,444,050
-----------------------------------------------------------------------------------------
                                                                        $     1,444,050
-----------------------------------------------------------------------------------------

Insurance -- 8.8%
-----------------------------------------------------------------------------------------
 P-1         A-1+       $  2,500      AI Credit Corp., 5.55%, 1/13/98   $     2,495,375
 P-1         A-1+          1,900      AI Credit Corp., 5.55%, 1/13/98         1,896,485
 P-1         A-1           2,500      American General Corp.,
                                      5.75%, 2/27/98                          2,477,240
 P-1         A-1+          2,000      APC Funding Corp.,
                                      5.75%, 3/3/98                           1,980,514
 P-1         A-1+          1,620      MetLife Funding Inc.,
                                      5.67%, 1/20/98                          1,615,152
 P-1         A-1+          1,459      MetLife Funding Inc.,
                                      5.75%, 3/17/98                          1,441,522
 P-1         A-1+            950      MetLife Funding Inc.,
                                      5.90%, 2/5/98                             944,551
 P-1         A-1           1,000      Prudential Funding Corp.,
                                      5.82%, 1/16/98                            997,575
 P-1         A-1+          1,000      USAA Capital Corp.,
                                      5.64%, 2/27/98                            991,070
 P-1         A-1+          1,400      USAA Capital Corp.,
                                      5.76%, 1/27/98                          1,394,176
-----------------------------------------------------------------------------------------
                                                                        $    16,233,660
-----------------------------------------------------------------------------------------

Oil -- 1.7%
-----------------------------------------------------------------------------------------
 P-1         A-1+       $    785      Chevron Oil Finance Co.,
                                      5.95%, 1/9/98                     $       783,962
 P-1         A-1+          2,380      Exxon Imperial U.S., Inc.,
                                      5.85%, 1/8/98/(1)/                      2,377,293
-----------------------------------------------------------------------------------------
                                                                        $     3,161,255
-----------------------------------------------------------------------------------------

Pharmaceutical -- 1.3%
-----------------------------------------------------------------------------------------
 P-1         A-1+       $  2,315      Novartis Finance Corp.,
                                      5.85%, 1/9/98/(1)/                $     2,311,991
-----------------------------------------------------------------------------------------
                                                                        $     2,311,991
-----------------------------------------------------------------------------------------

Total Commercial Paper, at value
     (identified cost $88,585,980)                                      $    88,585,980
-----------------------------------------------------------------------------------------

                       See notes to financial statements

Cash Management Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D


U.S. Government Obligations -- 51.8%


        Principal
        Amount
        (000's
        omitted)      Security                             Value
--------------------------------------------------------------------------
        $ 60,000      FHLMC Discount Notes,
                      5.70%, 1/5/98                        $ 59,961,999
          10,000      FHLMC Discount Notes,
                      5.70%, 1/12/98                          9,982,582
           1,330      FNMA Discount Notes,
                      5.46%, 1/20/98                          1,326,168
           1,000      FHLB Discount Notes,
                      5.46%, 1/23/98                            996,664
           5,000      FHLMC Discount Notes,
                      5.49%, 1/23/98                          4,983,225
           5,500      FNMA Discount Notes,
                      5.48%, 1/29/98                          5,476,557
           5,000      FHLMC Discount Notes,
                      5.65%, 2/19/98                          4,961,549
           3,000      FNMA Discount Notes,
                      5.64%, 2/25/98                          2,974,150
           2,600      FNMA Discount Notes,
                      5.58%, 3/6/98                           2,574,208
           1,950      FNMA Discount Notes,
                      5.60%, 3/30/98                          1,923,307
--------------------------------------------------------------------------------

Total U.S. Government Obligations, at value
     (identified cost $95,160,409)                         $ 95,160,409
--------------------------------------------------------------------------------

Total Investments -- 100.0%
     (identified cost $183,746,389)                        $183,746,389
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 0%                       $     (6,186)
--------------------------------------------------------------------------------


Net Assets -- 100%                                         $183,740,203
--------------------------------------------------------------------------------


FHLB-Federal Home Loan Bank
FHLMC-Federal Home Mortgage Corporation (Freddie Mac)
FNMA-Federal National Mortgage Association (Fannie Mae)

/(1)/A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary. At December 31, 1997, the value of these securities amounted to $21,819,008 or 11.9% of the Portfolio's net assets.
/(2)/Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Portfolio's intention to hold the security until maturity. At December 31, 1997, the value of these securities amounted to $4,979,544 or 2.7% of the Portfolio's net assets.

                       See notes to financial statements

Cash Management Portfolio as of December 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of December 31, 1997
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)                                $183,746,389
Cash                                                                 19,962
Deferred organization expenses (Note 1D)                              3,634
--------------------------------------------------------------------------------
Total assets                                                   $183,769,985
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable to affiliate for Trustees' fees (Note 2)               $      1,637
Accrued expenses                                                     28,145
--------------------------------------------------------------------------------
Total liabilities                                              $     29,782
--------------------------------------------------------------------------------
Net Assets (representing paid-in capital)                      $183,740,203
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals        $183,740,203
--------------------------------------------------------------------------------
Total                                                          $183,740,203
--------------------------------------------------------------------------------


Statement of Operations

For the Year Ended
December 31, 1997
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Interest income                                                $  8,048,280
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                $    724,890
Compensation of Trustees not members of the
     Investment Adviser's organization (Note 2)                       5,663
Custodian fee                                                        94,846
Legal and accounting services                                        29,679
Amortization of organization expenses (Note 1D)                       2,727
Miscellaneous                                                         4,479
--------------------------------------------------------------------------------
Total expenses                                                 $    862,284
--------------------------------------------------------------------------------


Net investment income                                          $  7,185,996
--------------------------------------------------------------------------------

                       See notes to financial statements

Cash Management Portfolio as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                 Year Ended             Year Ended
in Net Assets                       December 31, 1997      December 31, 1996
-------------------------------------------------------------------------------
From operations --
     Net investment income         $     7,185,996        $        9,078,037
-------------------------------------------------------------------------------
Capital transactions --
     Contributions                 $   791,713,159        $    1,075,567,385
     Withdrawals                      (806,819,022)           (1,097,885,067)
-------------------------------------------------------------------------------
Net decrease in net assets from
     capital transactions          $   (15,105,863)       $      (22,317,682)
-------------------------------------------------------------------------------


Net decrease in net assets         $    (7,919,867)       $      (13,239,645)
-------------------------------------------------------------------------------


Net Assets
-------------------------------------------------------------------------------
At beginning of year               $   191,660,070        $      204,899,715
-------------------------------------------------------------------------------
At end of year                     $   183,740,203        $      191,660,070
-------------------------------------------------------------------------------

                       See notes to financial statements

Cash Management Portfolio as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                        Year Ended December 31,
                                                   --------------------------------------------------------------
                                                      1997              1996           1995              1994*
-----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------
Expenses                                              0.59%            0.59%           0.60%            0.58%+
Net investment income                                 4.96%            4.83%           5.36%            4.22%+
-----------------------------------------------------------------------------------------------------------------

+  Annualized.
*  For the period from the start of business, May 2, 1994, to December 31, 1994.

                        See notes to financial statements

Cash Management Portfolio  as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. It is the normal practice of the Portfolio to hold portfolio securities to maturity and realize par value unless such sale or other disposition is mandated by withdrawal requests or other extraordinary circumstances.

   B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

   C Income Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate at least annually, among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

   F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G Other -- Investment transactions are accounted for on a trade date basis.


2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $724,890 for the year ended December 31, 1997. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

Cash Management Portfolio  as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


3  Line of Credit
   ----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy withdrawal requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 1997.


4  Investments
   ----------------------------------------------------------------------------
   Purchases and sales (including maturities) of investments, during the year ended December 31, 1997, exclusive of U.S. Government securities aggregated $1,103,278,435 and $1,059,766,438, respectively. Purchases and sales (including maturities) of U.S. Government Agency securities aggregated $431,080,785 and $490,559,838, respectively.

Cash Management Portfolio as of December 31, 1997

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Investors
of Cash Management Portfolio:
-------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of Cash Management Portfolio (the Portfolio), including the portfolio of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended and the supplementary data for each of the three years in the period then ended and for the period from May 2, 1994 (start of business) to December 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Portfolio, as of December 31, 1997, the results of its operations for the year then ended, the changes in net assets for the two years in the period then ended and supplementary data for each of the three years then ended and for the period from May 2, 1994 (start of business) to December 31, 1994, in conformity with generally accepted accounting principles.

                                           COOPERS & LYBRAND L.L.P.
                                           Boston, Massachusetts
                                           February 6, 1998

EV Money Market Funds as of December 31, 1997

INVESTMENT MANAGEMENT


Eaton Vance Mutual Funds Trust

Officers

M. Dozier Gardner
President and Trustee

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset Management Corporation

John L. Thorndike
Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant



Cash Management Portfolio


Officers

M. Dozier Gardner
President and Trustee

James B. Hawkes
Vice President and Trustee

Michael B. Terry
Vice President and Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset Management Corporation

John L. Thorndike
Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

Portfolio Investment Advisor
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

Independent Accountants
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109


Eaton Vance
Mutual Funds Trust
24 Federal Street
Boston, MA 02110

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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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                                                                     MMSRC-2/98